Loss Per Share Attributable to Equity Holders of the Company (Tables)	12 Months Ended
Mar. 31, 2022
Earnings per share [Abstract]
Schedule of dilutive ordinary shares in issue during the year
24	Loss per share attributable to equity holders of the Company

	For the year ended March 31,
	2022	2021	2020
		(Restated)	(Restated)
Basic Loss Per Share Numerator

Loss for the year attributable to owners of the Company	$(14,419,972)	$(5,146,810)	$(1,419,299)

Diluted Loss Per Share Numerator
Loss for the year attributable to owners of the Company	$(14,419,972)	$(5,146,810)	$(1,419,299)

Basic Loss Per Share Denominator
Original shares:	11,650,205	11,421,393	11,421,393
Additions from actual events:
- Issuance of common stock, weighted	6,649,104	228,812	-
Basic weighted average shares outstanding	18,299,309	11,650,205	11,421,393

Diluted Loss Per Share Denominator
Diluted Weighted Average Shares Outstanding:	18,299,309	11,650,205	11,421,393

Loss Per Share
- Basic and diluted	$(0.79)	$(0.44)	$(0.12)
Weighted Average Shares Outstanding
- Basic and diluted	18,299,309	11,650,205	11,421,393